UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-6536
Van Kampen Trust For Investment Grade New Jersey Municipals

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices)      (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 10/31
Date of reporting period: 1/31/09

Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Trust for Investment Grade New Jersey Municipals
Portfolio of Investments ▪ January 31, 2009 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 177.6%
	New Jersey 152.9%
$1,500	Bayonne, NJ Redev Agy Royal Caribbean Proj, Ser A (AMT)	5.375%	11/01/35	$838,140
2,250	Bergen Cnty, NJ Util Auth Wtr Sys (AMBAC Insd)	5.000	12/15/31	2,240,753
1,500	Burlington Cnty, NJ Brdg Cmnty Econ Dev Rev The Evergreens Proj	5.625	01/01/38	860,610
2,000	Camden Cnty, NJ Muni Util Auth Swr Rev Cap Apprec, Ser B (MBIA Insd)	*	09/01/14	1,631,960
2,500	Camden Cnty, NJ Muni Util Auth Swr Rev Cap Apprec, Ser B (MBIA Insd)	*	09/01/15	1,942,250
4,095	Camden, NJ (FSA Insd)	*	02/15/11	3,890,905
1,000	Colt’s Neck Twp, NJ Brd Ed (FSA Insd)	5.000	02/01/21	1,109,100
1,845	East Orange, NJ Brd Ed Ctf Part Cap Apprec (FSA Insd)	*	08/01/19	1,191,870
1,845	East Orange, NJ Brd Ed Ctf Part Cap Apprec (FSA Insd)	*	02/01/25	786,468
2,850	East Orange, NJ Brd Ed Ctf Part Cap Apprec (FSA Insd)	*	02/01/28	975,555
2,330	Edgewater, NJ Muni Util Auth Rev Swr Rfdg (MBIA Insd) (a)	*	11/01/12	2,172,236
1,020	Mantua Twp, NJ Sch Dist Rfdg (MBIA Insd)	5.000	03/01/15	1,097,275
6,500	Mercer Cnty, NJ Impt Auth Rev Cap Apprec Gtd Solid Waste Rfdg	*	04/01/10	6,386,640
7,055	Mercer Cnty, NJ Impt Auth Rev Cap Apprec Gtd Solid Waste Rfdg	*	04/01/12	6,600,940

Van Kampen Trust for Investment Grade New Jersey Municipals
Portfolio of Investments ▪ January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Jersey (continued)
$1,000	Middlesex Cnty, NJ Impt Auth Rev Admin Bldg Residential Proj (FNMA Collateralized) (AMT)	5.350%	07/01/34	$894,230
1,000	Middlesex Cnty, NJ Impt Auth Rev Sr Heldrich Ctr Hotel, Ser A	5.000	01/01/32	508,360
1,500	New Jersey Econ Dev Auth Middlesex Wtr Co Proj Rfdg (AMBAC Insd) (AMT)	5.100	01/01/32	1,211,835
500	New Jersey Econ Dev Auth Ret Cmnty Rev Seabrook Vlg Inc Fac Rfdg	5.250	11/15/26	325,870
2,000	New Jersey Econ Dev Auth Rev Cig Tax	5.500	06/15/31	1,428,180
1,000	New Jersey Econ Dev Auth Rev Cranes Mill Proj First Mtg, Ser A	6.000	07/01/38	747,710
1,000	New Jersey Econ Dev Auth Rev First Mtg Winchester, Ser A	5.800	11/01/31	755,430
2,000	New Jersey Econ Dev Auth Rev Kapkowski Rd Landfill Proj Rfdg	5.750	10/01/21	1,503,120
7,000	New Jersey Econ Dev Auth Rev Motor Vehicle, Ser A (BHAC Insd) (b)	5.250	07/01/26	7,532,315
525	New Jersey Econ Dev Auth Rev Newark Downtown Dist Mgmt Corp	5.125	06/15/27	394,651
700	New Jersey Econ Dev Auth Rev Newark Downtown Dist Mgmt Corp	5.125	06/15/37	476,399
7,000	New Jersey Econ Dev Auth Rev Sch Fac, Ser U (FSA Insd) (b)	5.000	09/01/32	6,873,335

Van Kampen Trust for Investment Grade New Jersey Municipals
Portfolio of Investments ▪ January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Jersey (continued)
$1,000	New Jersey Econ Dev Auth Rev Sch Fac Constr, Ser Z (AGL Insd)	5.500%	12/15/34	$1,006,750
10,000	New Jersey Econ Dev Auth St Contract Econ Recovery (MBIA Insd) (c)	5.900	03/15/21	11,964,300
1,000	New Jersey Hlthcare Fac Fin Auth Rev Cap Hlth Sys Oblig Grp, Ser A	5.375	07/01/33	767,630
1,500	New Jersey Hlthcare Fac Fin Auth Rev Children’s Specialized Hosp, Ser A	5.500	07/01/36	1,155,150
1,590	New Jersey Hlthcare Fac Fin Auth Rev Gen Hosp Ctr at Passaic (FSA Insd) (a)	6.500	07/01/11	1,708,566
4,250	New Jersey Hlthcare Fac Fin Auth Rev Gen Hosp Ctr at Passaic (FSA Insd) (a)	6.750	07/01/19	5,411,228
2,500	New Jersey Hlthcare Fac Fin Auth Rev Hackensack Univ Med Ctr (AGL Insd)	5.125	01/01/27	2,481,075
2,000	New Jersey Hlthcare Fac Fin Auth Rev Meridian Hlth Conv, Ser I (AGL Insd)	5.000	07/01/38	1,905,280
1,000	New Jersey Hlthcare Fac Fin Auth Rev Palisades Med Ctr Oblig Grp (ACA Insd)	5.250	07/01/28	610,440
700	New Jersey Hlthcare Fac Fin Auth Rev Saint Joseph’s Hlthcare Sys	6.625	07/01/38	495,985
410	New Jersey Hlthcare Fac Fin Auth Rev Saint Mary Hosp (a)	5.875	07/01/12	441,537

Van Kampen Trust for Investment Grade New Jersey Municipals
Portfolio of Investments ▪ January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Jersey (continued)
$2,300	New Jersey Hlthcare Fac Fin Auth Rev Saint Peter’s Univ Hosp Oblig	5.750%	07/01/37	$1,699,424
2,000	New Jersey Hlthcare Fac Fin Auth Rev South Jersey Hosp	5.000	07/01/36	1,518,020
2,000	New Jersey Hlthcare Fac Fin Auth Rev South Jersey Hosp	5.000	07/01/46	1,457,600
2,000	New Jersey Hlthcare Fac Fin Auth Rev South Jersey Hosp (Prerefunded @ 7/01/12)	6.000	07/01/32	2,303,560
15	New Jersey Hlthcare Fac Fin FHA Jersey City Med Ctr (AMBAC Insd)	4.800	08/01/21	15,014
2,410	New Jersey Hlthcare Fac Fin Holy Name Hosp	5.000	07/01/36	1,589,202
1,000	New Jersey Hlthcare Fac Kennedy Hlth Sys	5.625	07/01/31	906,690
1,000	New Jersey Hlthcare Fac Saint Clare’s Hosp Inc Rfdg, Ser A (Radian Insd) (a)	5.250	07/01/23	1,110,950
725	New Jersey St Ed Fac Auth Rev Beth Medrash Govoha America, Ser G (Prerefunded @ 7/01/10)	5.875	07/01/12	766,999
1,000	New Jersey St Ed Fac Auth Rev Beth Medrash Govoha America, Ser G (Prerefunded @ 7/01/10)	6.375	07/01/30	1,085,490
500	New Jersey St Ed Fac Auth Rev Monmouth Univ, Ser D	5.125	07/01/24	415,500
915	New Jersey St Ed Fac Auth Seton Hall Univ Proj Rfdg (AMBAC Insd)	5.000	07/01/18	930,317

Van Kampen Trust for Investment Grade New Jersey Municipals
Portfolio of Investments ▪ January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Jersey (continued)
$1,270	New Jersey St Hsg & Mtg Fin Agy Multi-Family Hsg Rev, Ser A (AMBAC Insd) (AMT)	5.550%	05/01/27	$1,220,597
2,055	New Jersey St Hsg & Mtg Fin Agy Multi-Family Hsg Rev, Ser F (FSA Insd)	5.050	05/01/13	2,186,253
1,000	New Jersey St Hsg & Mtg Fin Agy Rev Single Family Hsg, Ser U (AMT)	5.000	10/01/37	819,350
390	New Jersey St Tpk Auth Tpk Rev, Ser C (MBIA Insd)	6.500	01/01/16	483,510
1,880	New Jersey St Tpk Auth Tpk Rev, Ser C (MBIA Insd) (a)	6.500	01/01/16	2,224,886
1,095	North Bergen Twp, NJ (FSA Insd)	*	08/15/09	1,087,609
1,000	North Hudson Swr Auth NJ Swr Rev Rfdg, Ser A (MBIA Insd)	5.250	08/01/16	1,066,290
1,000	North Hudson Swr Auth NJ Swr Rev Rfdg, Ser A (MBIA Insd)	5.250	08/01/17	1,057,900
5,000	Rahway Valley, NJ Swr Auth Swr Cap Apprec, Ser A (MBIA Insd)	*	09/01/32	1,179,600
860	Rutgers St Univ of NJ Rfdg, Ser A	6.400	05/01/13	941,992
1,300	Salem Cnty, NJ Impt Auth Rev City Gtd Fin Law St Office Bldg (FSA Insd)	5.250	08/15/32	1,310,465
3,500	Tobacco Settlement Fin Corp NJ (Prerefunded @ 6/01/12)	6.000	06/01/37	4,011,175
11,575	Tobacco Settlement Fin Corp NJ, Ser 1A	5.000	06/01/41	6,070,625
5,000	Union Cnty, NJ	5.000	03/01/16	5,386,700

Van Kampen Trust for Investment Grade New Jersey Municipals
Portfolio of Investments ▪ January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Jersey (continued)
$1,655	Union Cnty, NJ Util Auth Sub Lease Ogden Martin, Ser A (AMBAC Insd) (AMT)	5.350%	06/01/23	$1,484,767
1,000	University Med & Dent, Ser A (MBIA Insd)	5.000	09/01/17	1,020,290

				127,674,853

	New York 12.5%
5,000	Port Auth NY & NJ Cons 144th (b)	5.000	10/01/35	4,927,326
3,700	Port Auth NY & NJ Cons 152nd (b)	5.000	11/01/28	3,318,253
2,000	Port Auth NY & NJ Cons 85th (MBIA Insd)	5.375	03/01/28	2,158,260

				10,403,839

	Guam 2.8%
205	Guam Govt, Ser A	5.250	11/15/37	133,492
1,230	Guam Intl Arpt Auth Gen, Ser B (MBIA Insd)	5.250	10/01/20	1,233,038
1,250	Guam Pwr Auth Rev, Ser A (AMBAC Insd)	5.125	10/01/29	948,462

				2,314,992

	Puerto Rico 6.0%
2,000	Puerto Rico Comwlth Hwy & Trans Auth Hwy Rev, Ser Y (FSA Insd)	6.250	07/01/21	2,278,340
1,000	Puerto Rico Elec Pwr Auth Rev, Ser WW	5.000	07/01/28	822,420
2,000	Puerto Rico Elec Pwr Auth Rev, Ser WW	5.500	07/01/21	1,907,320
25	Puerto Rico Pub Bldgs Auth Rev Govt Fac, Ser I (Comwth Gtd) (Prerefunded @ 7/01/14)	5.250	07/01/33	28,648

				5,036,728

Van Kampen Trust for Investment Grade New Jersey Municipals
Portfolio of Investments ▪ January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	U.S. Virgin Islands 3.4%
$2,000	Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt, Ser A	6.375%	10/01/19	$2,014,620
1,000	Virgin Islands Pub Fin Auth Rev Sr Lien Fd Ln Rfdg, Ser A (ACA Insd)	5.625	10/01/25	857,510

				2,872,130

Total Long-Term Investments 177.6% (Cost $155,677,447)				148,302,542

Total Short-Term Investments 1.0% (Cost $800,000)				800,000

Total Investments 178.6% (Cost $156,477,447)				149,102,542

Liability for Floating Rate Note Obligations Related to Securities Held (16.0%) (Cost ($13,340,000)) (13,340) Notes with interest rates ranging from 0.44% to 0.59% at January 31, 2009 and contractual maturities of collateral ranging from 2026 to 2035 (d)				(13,340,000)

Total Net Investments 162.6% (Cost $143,137,447)				135,762,542

Liabilities in Excess of Other Assets (0.3%)				(239,322)

Preferred Shares (including accrued distributions) (62.3%)				(52,007,265)

Net Assets Applicable to Common Shares 100.0%				$83,515,955

Van Kampen Trust for Investment Grade New Jersey Municipals
Portfolio of Investments ▪ January 31, 2009 (Unaudited) continued

Percentages are calculated as a percentage of net assets applicable to common shares.

*	Zero coupon bond

(a)	Escrowed to Maturity

(b)	Underlying security related to Inverse Floaters entered into by the Trust.

(c)	Security has been deemed illiquid.

(d)	Floating rate notes. The interest rate shown reflects the rates in effect at January 31, 2009.
ACA — American Capital Access
AGL — Assured Guaranty Ltd.
AMBAC — AMBAC Indemnity Corp.
AMT — Alternative Minimum Tax
BHAC — Berkshire Hathaway Assurance Corp.
Comwth — Commonwealth of Puerto Rico
FNMA — Federal National Mortgage Association
FSA — Financial Security Assurance Inc.
MBIA — Municipal Bond Investors Assurance Corp.
Radian — Radian Asset Assurance
The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Trust would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Trust’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical investments

Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

Van Kampen Trust for Investment Grade New Jersey Municipals
Portfolio of Investments ▪ January 31, 2009 (Unaudited) continued
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
     The following is a summary of the inputs used as of January 31, 2009 in valuing the Trust’s investments carried at value:

Investments in
Valuation	Securities
Level 1 — Quoted Prices	$-0-
Level 2 — Other Significant Observable Inputs	149,102,542
Level 3 — Significant Unobservable Inputs	-0-

Total	$149,102,542

Municipal bonds are valued by independent pricing services or dealers using the mean of the last reported bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Trust For Investment Grade New Jersey Municipals

By:	/s/ Edward C. Wood III
Name: Edward C. Wood III
Title: Principal Executive Officer
Date: March 19, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward C. Wood III
Name: Edward C. Wood III
Title: Principal Executive Officer
Date: March 19, 2009

By:	/s/ Stuart N. Schuldt
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: March 19, 2009